ORGANIZATION (Carrying Amounts of Assets and Liabilities of VIEs) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 529,124	$ 81,325	¥ 673,102	$ 103,454	¥ 400,657	¥ 485,556
Restricted cash	1,238	190	3,704
Short-term investments	120,000	18,444	100,000
Prepayments and other receivables	74,049	11,379	125,534
Total current assets	737,022	113,276	1,707,032
Non-current assets:
Property and equipment, net	106,991	16,444	53,935
Intangible assets, net	291,086	44,739	61,547	$ 44,739
Deposits	5,764	886	5,810
Long-term investments	347,073	53,344	85,459
Other non-current assets	6,257	962	2,671
Goodwill	260,366	40,018	160,438
Total non-current assets	1,017,537	156,393	369,860
TOTAL ASSETS	1,754,559	269,669	2,076,892
Current liabilities:
Accrued payroll and welfare payable	16,683	2,564	16,270
Accrued expenses and other current liabilities	152,337	23,414	184,155
Income tax payable	6,917	1,063	9,050
Total current liabilities	175,937	27,041	209,475
Non-current liabilities:
Deferred tax liability, non-current	19,475	2,993	14,902
Long-term payables	27,785	4,270	44,472
Total non-current liabilities	47,260	7,263	59,374
TOTAL LIABILITIES	223,197	34,304	268,849
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	101,023	15,527	257,001
Restricted cash	1,237	190	3,703
Short-term investments	20,000	3,074	0
Amounts due from intergroup companies	2,562	394	1,589
Prepayments and other receivables	38,016	5,843	109,032
Total current assets	162,838	25,028	371,325
Non-current assets:
Property and equipment, net	100,627	15,466	46,986
Intangible assets, net	49,558	7,617	60,408
Deposits	4,254	654	4,397
Long-term investments	53,044	8,153	53,995
Other non-current assets	6,296	968	2,671
Goodwill	130,613	20,075	160,438
Total non-current assets	344,392	52,933	328,895
TOTAL ASSETS	507,230	77,961	700,220
Current liabilities:
Amounts due to intergroup companies	71,168	10,938	69,423
Accrued payroll and welfare payable	14,703	2,260	15,846
Accrued expenses and other current liabilities	57,761	8,878	67,166
Income tax payable	5,310	816	8,897
Total current liabilities	148,942	22,892	161,332
Non-current liabilities:
Deferred tax liability, non-current	12,721	1,955	14,902
Long-term payables	27,673	4,253	42,705
Total non-current liabilities	40,394	6,208	57,607
TOTAL LIABILITIES	¥ 189,336	$ 29,100	¥ 218,939